Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Measurement
20.	FAIR VALUE MEASUREMENT
ASC
820-10,
Fair Value Measurements and Disclosures: Overall (“ASC
820-10”),
establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace
Level 3 — Unobservable inputs which are supported by little or no market activity
ASC
820-10
describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and liabilities measured or disclosed at fair value on a recurring basis
In accordance with ASC
820-10,
the Group measures equity investments with readily determinable fair value, equity investment accounted for using fair value option and available-for-sale
debt securities at fair value on a recurring basis. The equity investments with readily determinable fair value and short-term available-for-sale
debt securities are classified within Level 1 as the fair value is measured using quoted market data, or Level 2 as the fair value is measured by using indirectly inputs observable in the marketplace. The equity investment accounted for using fair value option and long-term available-for-sale debt securities are classified with in Level 3 in the fair value hierarchy.
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
As of December 31, 2021
Short-term investment
Available-for-sale debt securities	262,169	41,140		262,169		1,441
Long-term Investment
Available-for-sale debt securities	46,339	7,272			46,339
Equity investments accounted for using fair value option	362,235	56,843			362,235	6,537
As of December 31, 2020
Short-term investment
Available-for-sale debt securities	1,830			1,830		(7,365)
Long-term Investment
Equity investments with readily determinable fair value	11,411		11,411			5,327
Equity investments accounted for using fair value option	364,298				364,298	857
Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Amounts
RMB
Balance as of January 1, 2019	—
Addition	497,796
Fair value change	(102,555)
Foreign exchange translation adjustments	(6,660)

Balance as of December 31, 2019	388,581
Addition	—
Fair value change	857
Foreign exchange translation adjustments	(25,140)

Balance as of December 31, 2020	364,298
Addition	46,339
Fair value change	6,537
Foreign exchange translation adjustments	(8,600)

Balance as of December 31, 2021	408,574

Balance as of December 31, 2021 in US$	64,114

(i)	There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2019, 2020 and 2021.

The Group measured equity investment accounted for using fair value option and available-for-sale
debt securities on recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using fair value option	362,235	Discount cash flow method	• Weighted average cost of capital (“WACC”)	17.5%

			• Compound Annual Growth Rate (“CAGR”)	16.4%

			• EBIT Margin	7.7%~16.2%
A sensitivity analysis of the investment in equity investment accounted for using fair value option shows that, with all other variables hold constant, an increase/decrease of 0.5% in the CAGR would cause the fair value of the investment increase/decrease by 1.8% and 1.7%, respectively; an increase/decrease of 0.5% in the WACC would cause the fair value of the investment decrease/increase by 5.4% and 5.8%, respectively; and an increase/decrease of 5% in the EBIT margin would cause the fair value of the investment increase/decrease by 9.0% and 8.8%, respectively.

Assets and liabilities measured or disclosed at fair value on a non-recurring
basis

The Group measures certain financial assets as equity investments accounted for using equity method at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group measures equity securities accounted for using measurement alternative on a non-recurring
basis only if there are observable price changes in orderly transactions for identical or similar investments of the same issuer, or an impairment loss were to be recognized. The Group also measures the remaining interests upon deconsolidation of certain businesses at fair value on a non-recurring
basis. The Group’s
non-financial
assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired.
The following table summarizes the Company’s assets held as of December 31, 2020 and 2021 for which a non-recurring
fair value measurement was recorded during the years ended December 31, 2020 and 2021:

	Total Balance	Total Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Non-Recurring:
As of December 31, 2021
Equity investments accounted for using the measurement alternative	738,292	115,854			738,292	(284,736)
As of December 31, 2020
Property and equipment, net	85,094				85,094	(9,226)
Intangible assets, net	—				—	(17,746)
Equity investments accounted for using the measurement alternative	585,958				585,958	55,942
Equity investments accounted using equity method	18,000				18,000	—

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value (Note 4). The
non-recurring
fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring
fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences. When there is impairment of equity securities accounted for under the measurement alternative, the non-recurring
fair value measurements are measured at the date of impairment. The Company uses valuation methodologies, the market approach and income approach, which requires management to use unobservable inputs (level 3). All impairments recorded in the year ended December 31, 2021 were resulted from full impairments except for certain equity investments, which were
written down from carrying value of RMB908,184 to fair value of RMB583,804 (US$91,612) as of December 31, 2021. In 2021, the Group sold part of equity interest of an investment previously accounted for using the measurement alternative and the remaining equity interest held was reclassified and accounted for as available-for-sale debt securities since the Group has a put option to require the equity investee to redeem the Group’s equity interest at the Group’s option. The Group remeasured the fair value of the investment upon the reclassification with a remeasurement loss of RMB42,883 (US$6,729) recorded in “Other expense” in the consolidated comprehensive (loss) income. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using measurement alternative	738,292	Black-Scholes method	• IPO Probability	30% to 40%
			• Volatility	49% to 54%
		Market Approach	• IPO Probability	25%
			• Volatility	57%
			• DLOM	10%
		Discount cash flow method	• WACC	19.50%
			• CAGR	32.9%
			• EBIT Margin	-33.2%~29.2%

A sensitivity analysis of the fair value including the impairment of the equity investments accounted for using the measurement alternative shows that, with all other variables hold constant, an increase/decrease o
f 5%
 in the IPO probability would cause the fair value of the investments increase/decrease by
1.2%
,
respectively; an increase/decrease of
 5%
in the volatility would cause the fair value of the investments increase/decrease by
0.3%

and
 0.2%,
respectively; an increase/decrease
 5%
in the DLOM would cause the fair value of the investments decrease/increase by
1.8%
,

respectively; an increase/decrease of
 0.5%
in the CAGR would cause the fair value of the investment increase/decrease by
 1%
, respectively; an

increase/decrease

of 0.5%

in the WACC would cause

the fair value of the investment decrease/increase by
3
%
,

respectively;

and an increase/decrease

of
5% in the EBIT margin would cause the fair value of the investment increase/decrease by
4
%
,
respectively.